CONSOLIDATED BALANCE SHEETS (Parenthetical) - JPY (¥) ¥ in Millions	Dec. 31, 2019	Mar. 31, 2019
Statement of Financial Position [Abstract]
Installment Loans, fair value	¥ 43,238	¥ 38,671
Investment in securities, measured at fair value	25,583	27,367
Other assets, measured at fair value	9,219	12,449
Policy Liabilities and Policy Account Balances	¥ 333,017	¥ 360,198